Average Annual Total Returns{- Templeton World Fund} - Templeton World Fund-28 - Templeton World Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year	MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years	MSCI AC World (USD Hedged) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years
Total	9.71%	2.92%	5.88%	8.46%	0.86%	4.41%	6.55%	2.01%	4.62%	14.35%	3.31%	5.68%	16.62%	4.45%	5.61%	[1]	16.47%	4.34%	6.74%	16.25%	[2]	12.25%	[2]	9.13%	[2]	27.15%	9.37%	9.77%

[1]	1. Since inception May 1, 2013.
[2]

2. On September 30, 2021, the MSCI All Country World Index-NR is replacing the MSCI All Country World (USD Hedged) Index-NR as the Fund's primary benchmark because the investment manager believes that the MSCI All Country World Index-NR is a more appropriate index of the Fund due to the fact that, as of September 30, 2021, the Fund no longer regularly engages in currency-related derivatives hedge all or substantially all of its foreign currency exposure to the U.S. dollar.